Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Investments in Community Development and Tax-advantaged VIEs

The following table provides a summary of investments in community development and tax-advantaged VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2014	2013
Investment carrying amount	$4,259	$4,178
Unfunded capital and other commitments	1,743	1,661
Maximum exposure to loss	8,393	7,390